Inventories - Schedule of inventories (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Inventories [Abstract]
Finished goods	$ 49,643	$ 0
Work-in-progress	21,350	0
Raw materials	322,545	90,299
Total	$ 393,538	$ 90,299